Income tax - Movements in deferred tax liabilities (Details) - AUD ($) $ in Millions		12 Months Ended
	Oct. 01, 2019	Sep. 30, 2021	Sep. 30, 2020
Movements
Balance as at beginning of year	$ 44	$ 126	$ 44
Impact on adoption of new accounting standards			948
Restated opening balance		126	992
Recognised in the income statements		(235)	(223)
Recognised in OCI		235	60
Balances reclassified to liabilities held for sale		(44)
Set-off of deferred tax assets and deferred tax liabilities		8	(703)
Balance as at end of year		90	126
AASB 16 Leases
Movements
Increase in deferred tax assets	948
Increase in deferred tax liabilities	948
Parent Entity
Movements
Balance as at beginning of year	0	0	0
Impact on adoption of new accounting standards			872
Restated opening balance			872
Recognised in the income statements		(262)	(116)
Recognised in OCI		209	60
Set-off of deferred tax assets and deferred tax liabilities		$ 53	(816)
Balance as at end of year			$ 0
Parent Entity | AASB 16 Leases
Movements
Increase in deferred tax assets	872
Increase in deferred tax liabilities	$ 872